Liquidity	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Liquidity
Accounting standard ASC-205-40, Presentation of Financial Statements - Going Concern, requires management to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company has a loan facility that is maturing in the third quarter of 2018 and expects that spot tanker rates in 2018 will be lower than those of 2017, resulting in lower cash flow from vessel operations.

Based on these factors, over the one-year period following the issuance of its financial statements, the Company expects it will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. These anticipated sources of financing include the refinancing of the loan facility maturing in the third quarter of 2018.

The Company is actively pursuing the alternatives described above, which it considers probable of completion based on the Company’s history of being able to refinance loan facilities for similar types of vessels and Teekay’s history of being able to obtain additional debt financing for existing vessels.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Company’s plans to raise additional liquidity that it considers probable of completion, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.